Condensed Consolidated Statements of Loss and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Income Statement [Abstract]
REVENUES	$ 11,684,297	$ 1,945,002	$ 17,602,512	$ 4,154,494	$ 10,172,379	$ 10,026,920
COST OF REVENUES	(14,705,387)	(1,624,083)	(19,825,963)	(3,475,643)	(8,787,018)	(8,744,226)
GROSS (LOSS) PROFIT	(3,021,090)	320,919	(2,223,451)	678,851	1,385,361	1,282,694
OPERATING EXPENSES
Selling and marketing	(5,788)	(3,639)	(159,033)	(10,866)	(13,406)	(17,905)
General and administrative	(466,043)	(626,647)	(922,005)	(1,331,094)	(2,236,273)	(1,947,916)
Total operating expenses	(471,831)	(630,286)	(1,081,038)	(1,341,960)	(2,249,679)	(1,965,821)
LOSS FROM OPERATIONS	(3,492,921)	(309,367)	(3,304,489)	(663,109)	(864,318)	(683,127)
Interest income	4	10	15	50	130	112
Interest expenses	(1,026)	(7,902)	(5,955)	(12,330)	(20,799)	(11,535)
Other income (expense), net	37,471	(3,814)	61,216	(10,820)	(79,560)	8,776
LOSS BEFORE INCOME TAX EXPENSE	(3,456,472)	(321,073)	(3,249,213)	(686,209)	(964,547)	(685,774)
INCOME TAX EXPENSE	(4,053)	(852)	(7,412)	(3,064)	(16,070)	(8,555)
NET LOSS	(3,460,525)	(321,925)	(3,256,625)	(689,273)	(980,617)	(694,329)
Foreign currency translation gain (loss)	(83,696)	74,201	(88,151)	109,156	91,443	96,716
TOTAL COMPREHENSIVE LOSS	$ (3,544,221)	$ (247,724)	$ (3,344,776)	$ (580,117)	$ (889,174)	$ (597,613)
LOSS PER SHARE
Basic and diluted	$ (0.14)	$ (0.00)	$ (0.13)	$ (0.03)	$ (0.04)	$ (0.03)
Weighted average number of shares outstanding - Basic and diluted	25,521,529	25,346,004	25,521,529	25,346,004	25,346,004	25,346,004